Cover	Jan. 20, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 20, 2023
Entity File Number	001-35814
Entity Registrant Name	HARROW HEALTH, INC.
Entity Central Index Key	0001360214
Entity Tax Identification Number	45-0567010
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	102 Woodmont Blvd.
Entity Address, Address Line Two	Suite 610
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37205
City Area Code	(615)
Local Phone Number	733-4730
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, $0.001 par value per share
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	HROW
Security Exchange Name	NASDAQ
8.625% Senior Notes due 2026
Title of 12(b) Security	8.625% Senior Notes due 2026
Trading Symbol	HROWL
Security Exchange Name	NASDAQ
11.875% Senior Notes due 2027
Title of 12(b) Security	11.875% Senior Notes due 2027
Trading Symbol	HROWM
Security Exchange Name	NASDAQ